Supplemental Cash Flow - Disclosure of detailed information about shares issued about supplemental cash flow information (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure of detailed information about supplemental cash flow information [abstract]
Share issuance costs - finders warrants	$ 0	$ 742,418
Shares issued pursuant to property acquisition	3,946,345	0
Shares to be issued pursuant to property acquisition	7,576,031	882,830
Shares issued for RSUs	$ 784,519	$ 330,858